American Funds 2055 Target Date Retirement Fund®
American Funds 2055 Target Date Retirement Fund®
Investment objectives

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 99 of the prospectus and on page 101 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - American Funds 2055 Target Date Retirement Fund®	Class A		Class C	Class T	Class F-1	Class F-2	Class F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	2.50%	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds 2055 Target Date Retirement Fund®	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.23%	1.00%	0.25%	0.25%	none	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.11%	0.11%	0.14%	0.12%	0.11%	0.02%	0.14%	0.37%	0.21%	0.17%	0.12%	0.16%	0.07%	0.02%
Acquired (underlying) fund fees and expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Total annual fund operating expenses	0.74%	1.51%	0.79%	0.77%	0.51%	0.42%	1.54%	1.52%	1.21%	1.07%	0.77%	0.56%	0.47%	0.42%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Funds 2055 Target Date Retirement Fund® - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 646	$ 254	$ 329	$ 79	$ 52	$ 43	$ 157	$ 155	$ 123	$ 109	$ 79	$ 57	$ 48	$ 43
3 years	798	477	496	246	164	135	486	480	384	340	246	179	151	135
5 years	963	824	678	428	285	235	839	829	665	590	428	313	263	235
10 years	$ 1,441	$ 1,802	$ 1,203	$ 954	$ 640	$ 530	$ 1,834	$ 1,813	$ 1,466	$ 1,306	$ 954	$ 701	$ 591	$ 530

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption	American Funds 2055 Target Date Retirement Fund® Class C USD ($)
1 year	$ 154
3 years	477
5 years	824
10 years	$ 1,802

Portfolio turnover

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was less than 1% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories, including growth funds, growth-and-income funds, equity-income funds, balanced funds and fixed income funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while fixed income funds seek current income through bond investments. The fund is designed for investors who plan to retire in, or close to, the year designated in the fund’s name.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The allocations shown reflect the fund’s target allocations as of January 1, 2019.

Investment approach

Allocations	2060	2055	2050	2045	2040	2035	2030	2025	2020	2015	+5	+10	+15	+20	+25	+30

Growth	40	40	40	40	40	40	35	20	15	5	-	-	-	-	-	-
Growth & Income	45	45	45	45	40	35	35	35	30	25	25	20	15	10	5	-
Equity Inc / Balanced	10	10	10	10	15	20	20	20	20	25	30	30	35	35	35	40

Fixed Income	5	5	5	5	5	5	10	25	35	45	45	50	50	55	60	60

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Principal risks

This section describes the principal risks associated with investing in the fund and its underlying funds. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Liquidity risk — Certain underlying fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The S&P 500 Index represents a portion of the equity securities in the U.S. in which certain underlying funds may invest. The MSCI® All Country World ex USA Index represents a portion of the equity securities outside the U.S. in which certain underlying funds may invest. The Bloomberg Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. The Lipper Mixed-Asset Target 2055+ Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 10.63% (quarter ended March 31, 2012)

Lowest -14.26% (quarter ended September 30, 2011)

The fund's total return for the nine months ended September 30, 2018, was 5.64%.

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):
Average Annual Returns - American Funds 2055 Target Date Retirement Fund®	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	A - Before taxes	15.16%	10.93%	10.48%	Feb. 01, 2010
Class C	C - Before taxes	20.23%		8.33%	Feb. 21, 2014
Class F-1	F-1 - Before taxes	22.14%		9.16%	Feb. 21, 2014
Class F-2	F-2 - Before taxes	22.53%		9.41%	Feb. 21, 2014
Class R-1	R-1 - Before taxes	21.23%	11.34%	10.43%	Feb. 01, 2010
Class R-2	R-2 - Before taxes	21.26%	11.42%	10.50%	Feb. 01, 2010
Class R-2E	R-2E - Before taxes	21.65%		8.37%	Aug. 29, 2014
Class R-3	R-3 - Before taxes	21.80%	11.85%	10.92%	Feb. 01, 2010
Class R-4	R-4 - Before taxes	22.16%	12.21%	11.27%	Feb. 01, 2010
Class R-5E	R-5E - Before taxes	22.45%		13.13%	Nov. 20, 2015
Class R-5	R-5 - Before taxes	22.52%	12.54%	11.61%	Feb. 01, 2010
Class R-6	R-6 - Before taxes	22.63%	12.60%	11.66%	Feb. 01, 2010
After Taxes on Distributions | Class A	A - After taxes on distributions	14.61%	10.15%	9.66%
After Taxes on Distributions and Sale of Fund Shares | Class A	A - After taxes on distributions and sale of fund shares	9.09%	8.56%	8.27%
S&P Target Date Through 2055 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	S&P Target Date Through 2055 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	20.75%	11.93%	11.31%	Feb. 01, 2010
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	21.83%	15.79%	14.41%	Feb. 01, 2010
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	27.19%	6.80%	6.39%	Feb. 01, 2010
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	3.54%	2.10%	3.48%	Feb. 01, 2010
Lipper Mixed-Asset Target 2055+ Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Mixed-Asset Target 2055+ Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	22.08%	11.24%		Feb. 01, 2010

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).